Acquisitions - Schedule of Recorded Intangible Assets at Fair Value (Details) - iQuue $ in Thousands	Dec. 31, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,590
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	13 years
Total intangible assets	$ 3,290
Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	1 year
Total intangible assets	$ 300